Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subordinated liabilities [abstract]
Schedule of Subordinated Liabilities

	Group
	2021	2020
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	240	557
Dated subordinated liabilities	1,644	1,655
	2,228	2,556

Disclosure of Undated Subordinated Liabilities Explanatory

	Group
		2021	2020
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	35	352
		240	557

Disclosure of Dated Subordinated Liabilities Explanatory

	Group
		2021	2020
	Maturity	£m	£m
5% Subordinated notes (US$1,500m)	2023	548	542
4.75% Subordinated notes (US$1,000m)	2025	541	536
7.95% Subordinated notes (US$1,000m)	2029	221	242
6.50% Subordinated notes	2030	28	31
5.875% Subordinated notes	2031	9	10
5.625% Subordinated notes (US$500m)	2045	297	294
		1,644	1,655